Note 8 - Leases 1	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

Note 8 – Leases

The Company determines if an arrangement is a finance lease or operating lease at inception and recognizes right-of-use (“ROU”) assets and lease liabilities at commencement date based on the present value of the lease payments over the lease term.  For operating leases, our right-of-use assets are amortized on a straight-line basis over the lease term with rent expense recorded to operating expenses.  The depreciable life of related leasehold improvements is based on the shorter of the useful life or the lease term.

The Company leases its 20,945 square foot facility under a non-cancelable real property lease agreement that expires on August 31, 2025, with two five-year options to extend, at a monthly lease rate of $10,036, with approximately a 3% annual escalation of lease payments commencing September 15, 2021. The facility lease contains provisions requiring payment of property taxes, utilities, insurance, maintenance and other occupancy costs applicable to the leased premise. As the Company’s leases do not provide implicit discount rates, the Company uses an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate for the lease at the time of commencement was 5.75%.

On July 1, 2023, the Company leased additional warehouse space in Irving, Texas, of approximately 9,000 feet under a 37-month lease at a rate of $8,456 per month, with approximately a 4% annual escalation of lease payments. The facility lease contains provisions requiring payment of property taxes, utilities, insurance, maintenance and other occupancy costs applicable to the leased premise. As the Company’s leases do not provide implicit discount rates, the Company uses an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate for the lease at the time of commencement was 8%.

The components of lease expense were as follows:

	For the Nine Months Ended
	September 30,
	2023	2022
Right-of-Use lease cost:
Amortization of right-of-use asset	$79,213	$16,816
Total lease cost	$79,213	$16,816

Supplemental balance sheet information related to leases was as follows:

	September 30,	December 31,
	2023	2022
Operating lease:
Operating lease assets	$1,551,252	$1,261,525

Current portion of operating lease liability	$165,869	$52,543
Noncurrent operating lease liability	1,493,001	1,301,355
Total operating lease liability	$1,658,870	$1,353,898

Weighted average remaining lease term:
Operating leases (in years)	7.9	13.3
Weighted average discount rate:
Operating lease	6.20%	5.75%

Supplemental cash flow and other information related to operating leases was as follows:

	For the Nine Months Ended
	September 30,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$128,840	$33,609

The future minimum lease payments due under operating leases as of September 30, 2023 is as follows:

Fiscal Year Ending	Minimum Lease
December 31,	Commitments
2023 (for the three months remaining)	$65,595
2024	265,827
2025	274,834
2026	223,171
2027 and thereafter	1,412,988
$2,242,415
Less effects of discounting	583,545
Lease liability recognized	$1,658,870

Note 8 – Leases

The Company leases its 20,945 square foot operating and office facility under a non-cancelable real property lease agreement that expires on  August 31, 2025, with two five-year options to extend, at a monthly lease term of $10,036, with approximately a 3% annual escalation of lease payments commencing September 15, 2021, subject to the ASU 2016-02. In the locations in which it is economically feasible to continue to operate, management expects to enter into a new lease upon expiration. The operating and office facility lease contains provisions requiring payment of property taxes, utilities, insurance, maintenance and other occupancy costs applicable to the leased premise. As the Company’s leases do not provide implicit discount rates, the Company uses an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments.

The components of lease expense were as follows:

	For the Year Ended
	December 31,
	2022	2021
Operating lease cost:
Amortization of right-of-use asset	$67,564	$65,113
Interest on lease liability	79,317	81,768
Total operating lease cost	$146,881	$146,881

Supplemental balance sheet information related to leases was as follows:

	December 31,	December 31,
	2022	2021
Operating lease:
Operating lease assets	$1,261,525	$1,329,089

Current portion of operating lease liability	$52,543	$45,970
Noncurrent operating lease liability	1,301,355	1,353,898
Total operating lease liability	$1,353,898	$1,399,868

Weighted average remaining lease term:
Operating leases (in years)	13.3	14.0

Weighted average discount rate:
Operating lease	5.75%	5.75%

Supplemental cash flow and other information related to operating leases was as follows:

	For the Year Ended
	December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$45,970	$39,870

Leased assets obtained in exchange for lease liabilities:
Total operating lease liabilities	$–	$1,431,463

The future minimum lease payments due under operating leases as of December 31, 2022 is as follows:

Fiscal Year Ending	Minimum Lease
December 31,	Commitments
2023	$129,046
2024	132,917
2025	136,905
2026	141,012
2027 and thereafter	1,412,988
Total	$1,952,868
Less effects of discounting	598,970
Lease liability recognized	$1,353,898